1933 Act File No.	33-52149
1940 Act File No.	811-7141

Form N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	73

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	74

FEDERATED WORLD INVESTMENT SERIES, INC.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number, including Area Code)

Peter J. Germain, Esquire

Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b)
	On	pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
	on	pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
	on	pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED WORLD INVESTMENT SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 13th day of February, 2019.

FEDERATED WORLD INVESTMENT SERIES, INC.
BY: /s/ George F. Magera George F. Magera, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ George F. Magera George F. Magera, Assistant Secretary	Attorney In Fact For the Persons Listed Below	February 13, 2019
J. Christopher Donahue *	President and Director (Principal Executive Officer)
Thomas R. Donahue*	Director
Lori A. Hensler*	Treasurer (Principal Financial Officer/Principal Accounting Officer)
John T. Collins*	Director
G. Thomas Hough*	Director
Maureen Lally-Green*	Director
Charles F. Mansfield, Jr.*	Director
Thomas O’Neill*	Director
P. Jerome Richey*	Director
John S. Walsh*	Director
*By Power of Attorney

Federated Emerging Market Debt Fund

Class A Shares

Class C Shares

Institutional Shares

Federated International Leaders Fund

Class A Shares

Class B Shares

Class C Shares

Institutional Shares

Class R Shares

Class R6 Shares

Class T Shares

Federated International Small-Mid Company Fund

Class A Shares

Class C Shares

Institutional Shares

Class T Shares

Portfolios of Federated World Investment Series, Inc.

Post-Effective Amendment No. 73

This Post-Effective Amendment is filed for the sole purpose of submitting the XBRL Interactive Data File exhibits for the Risk/Return Summaries of the above-named Funds filed as part of Post-Effective Amendment No. 72 on January 28, 2019. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Funds, and should be used in conjunction with the complete prospectuses for the Funds.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.CAL	CALCULATION LINKBASE
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE